Commitments and Contingencies - Summary of Future Minimum Lease Payments (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Capital Leases, Future Minimum Payments, Net Minimum Payments, Fiscal Year Maturity [Abstract]
Capital Leases, Future Minimum Payments Due, Next Twelve Months	$ 37
Capital Leases, Future Minimum Payments Due in Two Years	37
Capital Leases, Future Minimum Payments Due in Three Years	29
Capital Leases, Future Minimum Payments Due in Four Years	0
Capital Leases, Future Minimum Payments Due in Five Years	0
Capital Leases, Future Minimum Payments Due Thereafter	0
Capital Leases, Future Minimum Payments Due, Total	103
Capital Leases, Future Minimum Payments, Interest Included in Payments	(7)
Capital Leases, Future Minimum Payments, Present Value of Net Minimum Payments, Total	96
Capital Lease Obligations, Current	(33)	$ (31)
Capital Lease Obligations, Noncurrent	$ 63	$ 97
Capital leases, interest rate	6.00%
Operating Leases, Future Minimum Payments Due, Rolling Maturity [Abstract]
Operating Leases, Future Minimum Payments Due, Next Twelve Months	$ 4,263
Operating Leases, Future Minimum Payments, Due in Two Years	3,946
Operating Leases, Future Minimum Payments, Due in Three Years	3,291
Operating Leases, Future Minimum Payments, Due in Four Years	2,718
Operating Leases, Future Minimum Payments, Due in Five Years	1,954
Operating Leases, Future Minimum Payments, Due Thereafter	1,044
Operating Leases, Future Minimum Payments Due, Total	$ 17,216